Acquisition of Topone - Schedule of Cash Flow Effect of the Acquisition (Details) - Acquisition of Topone [Member] ¥ in Thousands	12 Months Ended
Sep. 30, 2025 CNY (¥)
Schedule of Cash Flow Effect of the Acquisition [Line Items]
Cash consideration paid	¥ (1,107)
Add: cash and cash equivalents acquired at year end exchange rate	476
Net cash outflow from acquisition	¥ (631)